Securities - Summary of Debt Securities by Risk Rating (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Debt securities	$ 275,408	$ 237,638
Allowance for credit losses on debt securities at amortized cost	2	1
Debt securities, net of allowance	275,406	237,637
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	272,826	235,475
Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,577	2,163
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	5
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	275,250	237,584
Allowance for credit losses on debt securities at amortized cost	2	1
Debt securities, net of allowance	275,248	237,583
Stage 1 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	272,826	235,475
Stage 1 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,424	2,109
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	158	54
Debt securities, net of allowance	158	54
Stage 2 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	153	$ 54
Stage 2 [member] | Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	$ 5